INVESTMENTS IN ASSOCIATES - MOVEMENT (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ifrs Statement [line items]
Beginning of the year	¥ 196,848,000			¥ 174,686,000	¥ 181,725,000
Share of results after tax	18,144,000	$ 2,847	[1]	22,162,000	(7,039,000)
End of the year	225,338,000	$ 35,360	[2]	196,848,000	174,686,000
Other reserves [member]
ifrs Statement [line items]
Equity dilution (a)	¥ 10,346,000			¥ 0	¥ 0

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021or on any other date.
[2]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021 or on any other date.